Impairment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	$ (2,680)	$ (1,315)	$ 3,190
Net effect within the statement of income	(3,046)	(1,321)	(3,573)
Impairment losses	3,046	1,321	3,573
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	(2,783)	(1,163)	3,414
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	(364)	(1)	1
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	103	(151)	(225)
Investiments [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	$ (2)	$ (6)	$ 383